WARRANT DERIVATIVE LIABILITIES	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Warrant Derivative Liability [Abstract]
Warrant Derivative Liability [Text Block]

NOTE 7 - WARRANT DERIVATIVE LIABILITIES

The Company issued warrants in conjunction with the issuance of convertible debentures and the sale of Series A Convertible Preferred and Common Stock.  These warrants contained certain reset provisions. Therefore, in accordance with ASC 815-40,  the Company classified the fair value of the warrant as a liability at the date of issuance.  Subsequent to the initial issuance date, the Company is required to adjust the warrant to fair value as an adjustment to current period operations.

On April 19, 2013, the reset provisions of an aggregate of 22,091,310 warrants expired. Accordingly, the fair value at the date of expiration of $4,027,945 was reclassified from liabilities to equity.

On April 29, 2013, in connection with an amendment to the Secured Convertible Debentures, the Company reinstated the reset provisions of an aggregate of 11,045,655 warrants and extended their term from August 31, 2016 to April 30, 2018.  The fair value of the modified warrants of $3,041,343 was recorded as a liability with $2,013,972 reclassified from equity (based on original terms) and $1,027,381 charged to current period interest (based on term modifications). The fair values were determined using the binomial lattice model.

On September 13, 2013, in connection with an amendment to the Secured Convertible Debentures, the Company modified the terms of 11,045,655 warrants as described above, 2,945,508 warrants issued on March 31, 2012 and 6,500,000 warrants issued on April 12, 2012, reducing the exercise prices from $0.10 per share to $0.05 per share; and eliminating the embedded reset provisions.  Accordingly, the Company determined the change in fair values of $64,017 to current period expense and reclassified the adjusted liability to equity of $2,356,870.  The fair values were determined using the binomial lattice model.

9.   Warrant Derivative Liabilities

The Company issued warrants in conjunction with the issuance of convertible debentures and the sale of Series A Convertible Preferred and Common Stock.  These warrants contain certain reset provisions. Therefore, in accordance with ASC 815-40, the Company classified the fair value of the warrant as a liability at the date of issuance.  Subsequent to the initial issuance date, the Company is required to adjust the warrant to fair value as an adjustment to current period operations.

       The Company recorded a gain (loss) on change in fair value of derivative liabilities of $1,668,082 and ($10,284,733) for the year ended December 31, 2012 and 2011, respectively.